July 31, 2006

VIA EDGAR

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

RE:                      Separate Account I of National Integrity Life Insurance Company
Registration Nos. 333-44892 and 811-04846
Rule 497(j) Prospectus and Statement of Additional Information Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that concerned in the Registrant’s post-effective amendment number 9 to its Registration Statement on Form N-4, which was filed electronically on July 19, 2006.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone
Associate Counsel - Securities
National Integrity Life Insurance Company